Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill (Note 7) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 16,461	€ 18,708	€ 18,471
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,291	4,291	4,291
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,740	8,076	7,752
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,386	4,386	4,386
Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	418	1,108	1,215
Telefónica Hispam | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	136	164
Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	79	75
Telefónica Hispam | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	179	615
Telefónica Hispam | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	229
Telefónica Hispam | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	22	23
Telefónica Hispam | Operating segments | Others T. Hispam
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2	2
Other companies | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	626	847	€ 827
Other companies | Operating segments | Telefonica Tech UK & Ireland, Limited
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	268	438
Other companies | Operating segments | BE-terna
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	230	282
Other companies | Operating segments | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 128	€ 127